Financial instruments and Retirement benefit obligations (Tables)	6 Months Ended
Jun. 27, 2026
Financial instruments and Retirement benefit obligations
Schedule of carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy

	Carrying amount			Fair value
	27 June	31 December	28 June	27 June	31 December	28 June
	2026	2025	2025	2026	2025	2025	Fair value
	$m	$m	$m	$m	$m	$m	level
Financial assets measured at fair value
Forward foreign exchange contracts	54	33	2	54	33	2	Level 2
Investments	25	30	29	25	30	29	Level 1 & 3
Investments relating to deferred compensation arrangements	120	106	-	120	106	-	Level 1
Interest rate swaps	15	11	31	15	11	31	Level 2
Currency swaps	1	2	-	1	2	-	Level 2
	215	182	62	215	182	62
Financial assets not measured at fair value
Trade and other receivables	1,354	1,278	1,296
Cash and cash equivalents	754	557	676
	2,108	1,835	1,972
Total financial assets	2,323	2,017	2,034

Financial liabilities measured at fair value
Acquisition consideration - contingent	(286)	(107)	(89)	(286)	(107)	(89)	Level 3
Forward foreign exchange contracts	(8)	(15)	(36)	(8)	(15)	(36)	Level 2
Interest rate swaps	(3)	-	-	(3)	-	-	Level 2
Currency swaps	(1)	(2)	-	(1)	(2)	-	Level 2
	(298)	(124)	(125)	(298)	(124)	(125)
Financial liabilities not measured at fair value
Acquisition consideration - deferred	-	-	(9)
Bank overdrafts and loans	(19)	(8)	(17)
Corporate bond not in a hedge relationship	(1,395)	(1,394)	(1,493)
Corporate bond in a hedge relationship	(1,624)	(1,084)	(1,110)
Private placement debt not in a hedge relationship	(550)	(625)	(625)
Trade and other payables	(1,208)	(1,243)	(1,060)
	(4,796)	(4,354)	(4,314)
Total financial liabilities	(5,094)	(4,478)	(4,439)

Schedule of corporate bonds and private placement debt

	27 June 2026		31 December 2025		28 June 2025
	Book	Market	Book	Market	Book	Market
	value	value	value	value	value	value
	$ million	$ million	$ million	$ million	$ million	$ million
2030 USD corporate bond	897	802	897	810	996	875
2034 USD corporate bond	635	659	641	672	648	659
2027 USD corporate bond	349	351	349	354	348	354
2029 EUR corporate bond	571	594	591	617	611	623
2038 EUR corporate bond	567	580	-	-	-	-
Private placement debt	550	516	625	594	625	589

Schedule of movements in financial instruments measured at Level 3 in the fair value hierarchy

	27 June	31 December
	2026	2025
	$m	$m
Investments
At 1 January	30	9
Transferred to Level 1	(20)	-
Additions	2	2
Transferred from receivables	-	18
Fair value remeasurement	-	1
	12	30

Contingent acquisition consideration liability
At 1 January	(107)	(84)
Arising on acquisitions	(165)	-
Payments	1	6
Remeasurements	(15)	(29)
	(286)	(107)